Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.
SIGNIFICANT ACCOUNTING POLICIES
(a)
Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

(b)
Basis of consolidation

The Group's consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

(c)
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include inventory valuation and fair value of goodwill. The management bases the estimates and judgments on historical information and on various other assumptions that management believes are reasonable under the circumstances. Actual results could differ materially from such estimates.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)
(d)
Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Cayman Islands is United States dollar (“US$”), in Hong Kong is US$ or Hong Kong dollar (“HKD”), in United Kingdom is Great Britain Pound (“GBP”), in France is Euro (“EUR”), and in Japan is Japanese Yen (“JPY”) while the functional currency of the Group’s entities in PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use foreign currency as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income (loss) in the consolidated statement of comprehensive income (loss).

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains (losses), net in the consolidated statement of operations.

(e)
Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income (loss) and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the noon buying rate of US$ 1.00 = RMB 7.2993 on December 31, 2024 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

(f)
Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

(g)
Restricted cash

Restricted cash primarily represents security deposits held in the depositary bank account for financial guarantee. As at December 31,2023 and 2024, the restricted cash amounted to RMB21,248 and nil, respectively.

(h)
Short-term investment

Short-term investment represents time deposits placed with banks with original maturities between three months and one year. Interest earned is recorded as interest income in the consolidated statements of operations during the periods presented.

(i)
Accounts receivables, net

Accounts receivables are stated at the historical carrying amount net of allowance for doubtful accounts. The accounts receivables mainly include receivables from platform distributor customers, wholesale customers and independent payment channels or payment channel functions operated by platforms, who collect from end customers on behalf of the Group before the Group’s delivery of products (“Payment Channels”). The receivables from platform distributor customers and wholesale customers are settled in accordance with credit terms mutually agreed. The receivables from Payment Channels is settled upon pre-agreed days after the Group delivers products to end customers, or when customers confirm their receipts of products, whichever is earlier.

The allowance for doubtful accounts reflects the Group’s best estimate of expected losses. Since January 1, 2021, the Group determines the expected credit loss provisions based on ASC Topic 326, detailed as Note 2(j).

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)
(j)
Expected credit losses

The Group’s accounts receivables, amount due from related parties and other receivables classified as other current assets and other non-current assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

For the years ended December 31, 2022, 2023 and 2024, the Group recorded nil, RMB19,887 and RMB617 in expected credit loss expense in general and administrative expenses, respectively. As of December 31, 2023, the expected credit loss provision recorded in current and non-current assets were RMB19,887 and nil, respectively. As of December 31, 2024, the expected credit loss provision recorded in current and non-current assets were RMB20,504 and nil, respectively.

The movements in the allowance for credit losses were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Balance as of January 1	—	19,887
Amounts charged to expenses	19,887	617
Balance as of December 31	19,887	20,504

Amounts charged to expenses for the year ended 2023 and 2024 included RMB6,464 and RMB617 provided for accounts receivables, respectively, and RMB13,423 and nil provided for amount due from a related party, respectively.

(k)
Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Impairment is made for excessive, slow moving, expired and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually estimated the net realizable value based on assumptions relating to the demand forecast for inventories, including potential product obsolescence, sales strategy, and marketability of inventories. The estimation may take into consideration historical usage, inventory aging, expiration date, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The impairment is equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory impairment may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously provided for are eventually sold.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)
(l)
Property and equipment, net

Property and equipment is carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives.

Category	Estimated useful lives
Machinery	3-10 years
Electronic equipment	3-10 years
Office furniture and equipment	3 -5 years
Vehicles	4 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. The Group recognizes the gain or loss on the disposal of property and equipment in the consolidated statements of operations.

Construction in progress represents direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use. The costs of construction in progress are transferred to specific property and equipment accounts and the depreciation of these assets commences when the assets are ready for their intended use.

(m)
Intangible assets, net

Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated economic useful lives of the assets.

The estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Trademarks	9-20 years
Software	5-10 years
Customer Relationship	3.75 years
Techniques	10 years
Non-compete	5 years

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)
(n)
Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the identifiable assets acquired and the liabilities assumed of an acquired business. The Group conducts an impairment test as of December 31 of each year, or more frequently if events or circumstances indicate that the carrying value of goodwill may be impaired.

In accordance with ASC 350, the Group does not amortize goodwill, but tests it for impairment. The Group adopted Accounting Standards Update (“ASU”)No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, and in accordance with the Financial Accounting Standards Board (“FASB”), pursuant to which the Group has the option to choose whether it will apply a qualitative assessment first and then a quantitative assessment, if necessary, or to apply a quantitative assessment directly. For reporting units applying a qualitative assessment first, the Group starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value of each reporting unit, including goodwill, exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, but limited to the total amount of goodwill allocated to that reporting unit.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit.

(o)
Business combination

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in additional paid-in capital.

(p)
Investments

1)
Equity investments accounted for using the equity method

The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or losses of the investee after the date of investment.

2)
Equity investments without readily determinable fair values

The Group elected to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes, and will report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)
(p)
Investments (Continued)

3) Available-for-sale debt investments

Available-for-sale debt investments are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable merely by the passage of time and at the option of the Group as a holder, which are measured at fair value. Interest income is recognized in consolidated statements of operations. All other unrealized gains and losses recorded in the consolidated statements of comprehensive income (loss).

The Group monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

(q)
Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

(r)
Leases

As a lessee

Operating lease

The Group includes a right-of-use asset and lease liability related to substantially all of the Group’s lease arrangements in the consolidated balance sheets. All of the Group’s leases are operating leases. Operating lease assets are included within right-of-use assets, and the corresponding lease liabilities are included in either current or long-term liabilities.

The Group has elected not to present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise. The Group recognizes lease expenses for such short-term lease generally on a straight-line basis over the lease term. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of the Group’s leases do not provide an implicit rate of return, the Group uses the Group’s incremental borrowing rate based on the information available at adoption date or lease commencement date in determining the present value of lease payments.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)
(s)
Redeemable non-controlling interests

The Group determined that the non-controlling interest with redemption rights should be classified as redeemable non-controlling interest since they are contingently redeemable upon the occurrence of certain conditional events, which are not solely within the control of the Group.

For the redeemable non-controlling interests arising from business combination, the redeemable non-controlling interests is recognized at fair value on the acquisition date. For other redeemable non-controlling interests, the Group considers the calculated redemption amount, fair value and proportionate ownership interest of the redeemable non-controlling interests on the issuance date to determine the initial recognized amount. The Group records accretion on the redeemable non-controlling interest to the redemption value over the period from the date of the acquisition or issuance to the date of earliest redemption. The accretion using the effective interest method, is recorded as deemed dividends to preferred shareholders, which reduce retained earnings and equity classified non-controlling interests, and earnings available to common shareholders in calculating basic and diluted earnings per share.

The process of adjusting redeemable non-controlling interests to its redemption value (the “Mezzanine Adjustment”) should be performed after attribution of the subsidiary’s net income or loss pursuant to ASC 810, Consolidation. The carrying amount of redeemable non-controlling interests will equal the higher of the amount resulting from application of ASC 810 or the amount resulting from the Mezzanine Adjustment. As the expected redemption value was higher than the carrying value of the redeemable non-controlling interests, mezzanine adjustment of RMB 2,975 was recognized for the year ended December 31, 2023.

In May 2023, the Group entered into agreements with a non-controlling shareholder and an investor (the “Investor”) respectively. According to the agreements, the Group assigned the Investor to purchase all 10% equity interests held by non-controlling shareholder at a consideration of RMB22,197. The transaction was completed in July 2023. According to the agreement with the Investor, the equity interest purchased and held by the Investor was classified as redeemable non-controlling interests and was initially recognized at RMB50,129.

In October 2023, the Group purchased 9.99% equity interest in certain subsidiary from a non-controlling shareholder at a consideration of RMB134,664. Accordingly, relevant redeemable non-controlling interest was derecognized. The difference between the consideration paid and carrying amount of redeemable non-controlling interest derecognized was recognized in additional paid-in capital.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)

(t)
Revenue recognition

The Group adopted ASC 606 for all periods presented. According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customer in an amount that reflects the consideration the Group expects to receive in exchange for those goods or services, after considering estimated sales return allowances, price concessions, discount and value added tax (“VAT”). Consistent with the criteria of Topic 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenues are primarily derived from (i) sales of the Group’s products to third party platform distributor customers and wholesale customers who then sell to end customers and (ii) sales of the Group’s products to end customers directly through the Group’s online stores run on third party e-commerce platforms and through offline stores operated by the Group. Refer to Note 15 to the consolidated financial statements for disaggregation of the Group's revenues for the years ended December 31, 2022, 2023 and 2024.

The Group enters into two types of agreements with third party e-commerce platforms:

1)
Distribution Agreements

Under the distribution agreements, the platform distributor customers purchase products from the Group and sell to end customers under the platform distributor customer’s name. According to the agreements, the platform distributor customers take control of the products and are entitled to rights of return and price protection. After taking control of the products, the platform distributor customer is responsible for selling and fulfilling all obligations in its sales contracts with end customers, including delivering the products and providing customer support. Under the distribution agreement, the Group has a sale contract with the platform distributor customer and has no sales contract with the end customers. Based on these indicators, the Group determined the e-commerce platform distributors (as opposed to the end customers) as its customers according to ASC 606-10-55-39.

2)
Platform Service Agreements

Under the platform service agreements, the Group sets up online stores on the platforms to sell the Group’s product to end customers. The platforms provide services to support the operations of the online store including processing sales orders and collecting from end customers. The platforms charge the Group service fees based on the Group’s sales through the online stores. The Group enters sale contracts directly with the end customers. The platforms do not take control of the goods and do not include sales contracts with end customers. The Group is responsible for selling and fulfilling all obligations according to its sales contracts with end customers, including delivering products and providing customer support. Accordingly, the Group determined the end customers (as opposed to the platforms) as its customers according to ASC 606-10-55-39. The sales contracts with end customers normally include a customer’s right to return products within 7 days after receipt of goods.

The Group identifies its performance obligation to both e-commerce platform distributor customers and end customers as to transfer the control of the products ordered to the customers. Contracts with customers may include multiple performance obligations if there is a need to separate one order into multiple deliveries. In those scenarios, transaction price will be allocated to different performance obligations based on relative standalone selling prices.

The Group recognizes revenue from sales to e-commerce platform distributors and wholesale customers upon delivery of the products to their warehouses in an amount equal to the contract sales prices less estimated sales allowances for sales returns, rebates and price protection. The Group recognizes revenues from sales to end customers upon delivery of the product to end customers in an amount equal to the contract sales prices less estimated sales allowances for sales returns and sales incentives. Estimated sales allowances for sales returns, rebates, incentives and price protection are made based on contract terms and historical patterns.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)
(t)
Revenue recognition (Continued)

Sales incentives

The Group grants points to customers when they purchase goods from its online platforms and offline stores. The points can be used to offset against payments or exchanged for goods when customers make their future purchases. The Group considers the points as a separate performance obligation and allocates the transaction price proportionally between the product sold and the points granted on a relative standalone selling price basis in consideration of the likelihood of future redemption based on historical experience and the equivalent value per point when they are redeemed. The deferred income recorded for the point is considered as a contract liability. As of December 31, 2023 and 2024, the Group recorded contract liability related to the points of RMB24,815 and RMB3,905, respectively.

Contract balances

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Group has transferred products to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. No contract asset was recorded as at December 31, 2023 and 2024.

Sales to e-commerce platform distributor customers and wholesale customers are on credit terms, and receivables are recorded upon recognizing revenues. Sales through online stores on platforms are paid by the end customers to Payment Channels before the Group delivers the products. Payment Channels settle with the Group based upon pre-agreed days after the Group delivers products to end customers, or when the end customers confirm their receipts of products, whichever is earlier.

A contract liability is recorded when the Group’s obligation to transfer goods to a customer has not yet occurred but for which the Group has received consideration from the customer. The Group presents such amounts as advances from customers on the consolidated balance sheets.

As of December 31, 2023 and 2024, advances from customers were RMB41,579 and RMB19,574, respectively. All contract liability balances at the beginning of the years were recognized as revenue in the following year due to generally short-term duration of contracts.

During the years ended December 31, 2022, 2023 and 2024, the Group did not have any revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods.

Practical Expedients

The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.

Payment terms with platform distributor customers, wholesale customers and Payment Channels generally require settlement within one year or less. The Group has determined that its contracts generally do not include a significant financing component.

The Group generally expenses sales commissions when incurred because the amortization period is one year or less. These costs are recorded within selling and marketing expenses.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)
(u)
Cost of revenues

Cost of revenues consists primarily of material costs, consignment manufacturing cost and related costs that are directly attributable to the production of products.

(v)
Fulfilment expenses

Fulfilment expenses primarily represent expenses incurred for warehousing, shipping and delivering products to customers, mainly including rental and personnel costs for warehouses as well as third party shipping costs.

(w)
Selling and marketing expenses

Selling and marketing expenses primarily consist of (i) advertising and marketing promotion expenses (ii) platform and other commissions (iii) personnel costs for sales and marketing staff (iv) rental, depreciation expenses, personnel and other costs for offline experience stores and (v) share-based compensation expenses. For the years ended December 31 2022, 2023 and 2024 advertising and marketing promotion expenses totaled to RMB1,064,621, RMB1,259,999 and RMB1,369,364 respectively.

(x)
Research and development expenses

Research and development expenses primarily consist of personnel costs for research and development staff, general expenses and depreciation expenses associated with research and development activities.

(y)
General and administrative expenses

General and administrative expenses consist of personnel costs including share-based compensation expenses and other expenses which are related to the general corporate functions, including accounting, finance, tax, legal and human relations, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

(z)
Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue and pay the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees, and the Group’s obligations are limited to the amounts contributed with no legal obligation beyond the contributions made. Employee social security and welfare benefits, as part of the personnel costs, included as expenses in the accompanying consolidated statement of operations amounted to RMB73,672, RMB66,743 and RMB65,286 for the years ended December 31, 2022, 2023 and 2024, respectively.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)

(aa) Share-based compensation

The Group grants share options to its management and other key employees (“Share-based Awards”). Such compensation is accounted for in accordance with ASC 718, Compensation—Stock Compensation. Share-based Awards with service conditions only are measured at the grant date fair value of the awards and recognized as expenses using the graded vesting method, net of estimated forfeitures, if any, over the requisite service period. For awards with performance conditions, the Group would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved.

The fair value of share options is estimated on the grant date using the Binomial option pricing model. The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive these awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Group for accounting purposes.

(ab) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in consolidated statement of operations in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance also applies to the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its consolidated statement of operations. There were no interest and penalties associated with uncertain tax positions for the years ended December 31, 2022, 2023 and 2024. As of December 31, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

(ac) Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of comprehensive income (loss), and other comprehensive income (loss) includes foreign currency translation adjustments.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)

(ad) Statutory reserves

The Company's subsidiaries and the VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company's subsidiaries registered as wholly-owned foreign enterprises are required to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC ("PRC GAAP")) to reserve funds including a general reserve fund, an enterprise expansion fund and a staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company's discretion.

In addition, in accordance with the PRC Company Laws, the consolidated VIEs registered as Chinese domestic companies must make appropriations from annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the Company.

The uses of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves is allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can the reserves be distributed except under liquidation.

For the years ended December 31, 2022, 2023 and 2024, the profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was RMB2,825, nil and RMB3,970, respectively. No appropriation to other reserve funds was made for any of the periods presented.

(ae) Income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary equivalent shares are not included in the denominator of the diluted income (loss) per share calculation when inclusion of such share would be anti-dilutive.

(af) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(ag) Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group's principal operations are currently organized into three major segments on a product category basis, namely Color Cosmetics Brands, Skincare Brands and others.

2.
SIGNIFICANT ACCOUNTING POLICIES (Continued)

(ah) Recent accounting pronouncements

1) Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. The Group adopted the new standard beginning January 1, 2024 with no material impact on the consolidated financial statements.

2) Recent accounting pronouncements issued not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Group is currently evaluating the ASU to determine its impact on our income tax disclosures.

On November 4, 2024, the FASB issued ASU 2024-03, which requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain relevant expense captions into specified categories in disclosures within the footnotes to the financial statements. On January 6, 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03 with respect to interim periods. ASU 2024-03 is effective for fiscal years beginning after December15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the ASU to determine its impact on consolidated financial statements.